Consolidated Statements of Earnings - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	CAD 6,838	CAD 6,757
Expenses
Energy supply costs	2,341	2,591
Operating	2,031	1,874
Depreciation and amortization	983	873
Total operating expenses	5,355	5,338
Operating income (loss)	1,483	1,419
Other income (expenses), net (Note 23)	53	197
Finance charges (Note 24)	678	553
Earnings before income taxes	858	1,063
Income tax expense (Note 25)	145	223
Net earnings (loss)	713	840
Net earnings attributable to:
Non-controlling interests	53	35
Preference equity shareholders	75	77
Common equity shareholders	585	728
Net earnings (loss)	CAD 713	CAD 840
Earnings per common share (Note 18)
Basic (CAD per share)	CAD 1.89	CAD 2.61
Diluted (CAD per share)	CAD 1.89	CAD 2.59